                          INSTITUTIONAL CLASS SHARES OF

                           AIM GLOBAL REAL ESTATE FUND
                               AIM HIGH YIELD FUND
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

                          Supplement dated May 1, 2006
                    to the Prospectus dated October 25, 2005
                as supplemented December 8, 2005, March 31, 2006
                               and April 21, 2006

The following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS -- INCOME" on page 20 of the prospectus:

   o "Jan H. Friedli (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. Effective February 12, 2006, Mr. Friedli is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

   o Peter Ehret, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was director of high yield research and portfolio manager for Van Kampen Investment Advisory Corp., where he was associated since 1992. Effective February 12, 2006, Mr. Ehret is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

   o Brendan D. Gau, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 1999. Effective February 12, 2006, Mr. Gau is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

   o Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for various high yield (non-investment grade) bond holdings in the fund since 2000 and has been otherwise associated with the fund since 1995. She has been associated with the advisor and/or its affiliates since 1992. Effective February 12, 2006, Ms. Gibbs is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

   o Darren S. Hughes, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 1992. Effective February 12, 2006, Mr. Hughes is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

   o Scot W. Johnson, Senior Portfolio Manager, who has been responsible for various government and mortgage holdings in the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994. Effective February 12, 2006, Mr. Johnson is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

      The portfolio managers are assisted by the advisor's Taxable Investment Grade Bond and Taxable High Yield Teams."


The following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS -- SHORT TERM BOND" on page 21 of the prospectus:

   o "Jan H. Friedli (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1999. Effective February 12, 2006, Mr. Friedli is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

   o Brendan D. Gau, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 1999. Effective February 12, 2006, Mr. Gau is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

   o Scot W. Johnson, Senior Portfolio Manager, who has been responsible for various government and mortgage holdings in the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994. Effective February 12, 2006, Mr. Johnson is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

      The portfolio managers are assisted by the advisor's Taxable Investment Grade Bond Team."

The following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS -- TOTAL RETURN BOND" on page 21 of the prospectus:

   o "Jan H. Friedli (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1999. Effective February 12, 2006, Mr. Friedli is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

   o Brendan D. Gau, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 1999. Effective February 12, 2006, Mr. Gau is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

   o Scot W. Johnson, Senior Portfolio Manager, who has been responsible for various government and mortgage holdings in the fund since 2001 and has been associated with the advisor and/or its affiliates since 1994. Effective February 12, 2006, Mr. Johnson is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

      The portfolio managers are assisted by the advisor's Taxable Investment Grade Bond Team."

                       AIM INCOME FUND -- CLASS A, B, C, R
                            AND INVESTOR CLASS SHARES

                          Supplement dated May 1, 2006
            to the Prospectus dated October 25, 2005 as supplemented
               December 8, 2005, March 31, 2006 and April 21, 2006

The following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on pages 7 and 8 of the prospectus:

   "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

      o Jan H. Friedli (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. As the lead manager, Mr. Friedli generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Friedli may perform these functions, and the nature of these functions, may change from time to time. Effective February 12, 2006, Mr. Friedli is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

      o Peter Ehret, Senior Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was director of high yield research and portfolio manager for Van Kampen Investment Advisory Corp. where he was associated since 1992. Effective February 12, 2006, Mr. Ehret is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

      o Brendan D. Gau, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 1996. Effective February 12, 2006, Mr. Gau is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

      o Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for various high yield (or non-investment grade) bond holdings in the fund since 2000 and has been otherwise associated with the fund since 1995. She has been associated with the advisor and/or its affiliates since 1992. Effective February 12, 2006, Ms. Gibbs is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

      o Darren S. Hughes, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 1992. Effective February 12, 2006, Mr. Hughes is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

      o Scot W. Johnson, Senior Portfolio Manager, who has been responsible for various government and mortgage holdings in the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994. Effective February 12, 2006, Mr. Johnson is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

            They are assisted by the advisor's Taxable Investment Grade Bond and Taxable High Yield Teams, which are comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the portfolio managers and the teams, including biographies of other members of the teams, may be found on the advisor's website at http://www.aiminvestments.com. The website is not part of this prospectus.

            The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

               AIM SHORT TERM BOND FUND -- CLASS A, C AND R SHARES

                          Supplement dated May 1, 2006
            to the Prospectus dated October 25, 2005 as supplemented
               December 8, 2005, February 3, 2006, March 31, 2006
                               and April 21, 2006

The following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on pages 6 and 7 of the prospectus:

   "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

      o Jan H. Friedli (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1999. As the lead manager, Mr. Friedli generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Friedli may perform these functions, and the nature of these functions, may change from time to time. Effective February 12, 2006, Mr. Friedli is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

      o Brendan D. Gau, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 1996. Effective February 12, 2006, Mr. Gau is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

      o Scot W. Johnson, Senior Portfolio Manager, who has been responsible for various government and mortgage holdings in the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994. Effective February 12, 2006, Mr. Johnson is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

            They are assisted by the advisor's Taxable Investment Grade Bond Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the portfolio managers and the teams, including biographies of other members of the teams, may be found on the advisor's website at http://www.aiminvestments.com. The website is not part of this prospectus.

            The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

            AIM TOTAL RETURN BOND FUND -- CLASS A, B, C AND R SHARES

                          Supplement dated May 1, 2006
            to the Prospectus dated October 25, 2005 as supplemented
                        December 8, 2005, March 31, 2006
                               and April 21, 2006

The following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on pages 6 and 7 of the prospectus:

   "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

      o Jan H. Friedli (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1999. As the lead manager, Mr. Friedli generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Friedli may perform these functions, and the nature of these functions, may change from time to time. Effective February 12, 2006, Mr. Friedli is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

      o Brendan D. Gau, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 1996. Effective February 12, 2006, Mr. Gau is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

      o Scot W. Johnson, Senior Portfolio Manager, who has been responsible for various government and mortgage holdings in the fund since 2001 and has been associated with the advisor and/or its affiliates since 1994. Effective February 12, 2006, Mr. Johnson is a dual employee of AIM and INVESCO Institutional (N.A.), Inc.

            They are assisted by the advisor's Taxable Investment Grade Bond Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the portfolio managers and the teams, including biographies of other members of the teams, may be found on the advisor's website at http://www.aiminvestments.com. The website is not part of this prospectus.

            The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                           AIM GLOBAL REAL ESTATE FUND
                               AIM HIGH YIELD FUND
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                             AIM MUNICIPAL BOND FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

             (SERIES PORTFOLIOS OF AIM INVESTMENT SECURITIES FUNDS)

                          Supplement dated May 1, 2006
       to the Statement of Additional Information dated October 25, 2005 as supplemented October 25, 2005, February 3, 2006,
                      February 24, 2006, and March 31, 2006

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS -- INVESTMENTS IN EACH FUND -- AIM INCOME FUND" on page H-1 of the Statement of Additional Information:

"NAME OF PORTFOLIO MANAGER           DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
--------------------------------------------------------------------------------
                       AIM INCOME FUND
--------------------------------------------------------------------------------
Peter Ehret(2)                                           None
--------------------------------------------------------------------------------
Jan H. Friedli                                     $10,001 - $50,000
--------------------------------------------------------------------------------
Brendan D. Gau(3)                                  $10,001 - $50,000
--------------------------------------------------------------------------------
Carolyn L. Gibbs                                         None
--------------------------------------------------------------------------------
Darren S. Hughes(4)                                      None
--------------------------------------------------------------------------------
Scot W. Johnson                                          None

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Ehret began serving as portfolio manager on May 1, 2006. Ownership information has been provided as of March 31, 2006.

(3) Mr. Gau began serving as portfolio manager on May 1, 2006. Ownership information has been provided as of March 31, 2006.

(4) Mr. Hughes began serving as portfolio manager on May 1, 2006. Ownership information has been provided as of March 31, 2006."

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS -- INVESTMENTS IN EACH FUND -- AIM SHORT TERM BOND FUND" on page H-2 of the Statement of Additional Information:

"NAME OF PORTFOLIO MANAGER           DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
--------------------------------------------------------------------------------
                    AIM SHORT TERM BOND FUND
--------------------------------------------------------------------------------
Jan H. Friedli                                    $10,001 - $50,000
--------------------------------------------------------------------------------
Brendan D. Gau(3)                                 $10,001 - $50,000
--------------------------------------------------------------------------------
Scot W. Johnson                                         None

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(3) Mr. Gau began serving as portfolio manager on May 1, 2006. Ownership information has been provided as of March 31, 2006."


The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS -- INVESTMENTS IN EACH FUND -- AIM TOTAL RETURN BOND FUND" on page H-2 of the Statement of Additional Information:

"NAME OF PORTFOLIO MANAGER           DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
--------------------------------------------------------------------------------
                  AIM TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------
Jan H. Friedli                                    $10,001 - $50,000
--------------------------------------------------------------------------------
Brendan D. Gau(3)                                 $10,001 - $50,000
--------------------------------------------------------------------------------
Scot W. Johnson                                   $10,001 - $50,000


(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(3) Mr. Gau began serving as portfolio manager on May 1, 2006. Ownership information has been provided as of March 31, 2006."


The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS -- OTHER MANAGED ACCOUNTS -- AIM INCOME FUND" on page H-5 of the Statement of Additional Information:

"NAME OF PORTFOLIO MANAGER          NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO
                                       MANAGER AND TOTAL ASSETS BY CATEGORY
--------------------------------------------------------------------------------
                        AIM INCOME FUND
--------------------------------------------------------------------------------
Peter Ehret(2)                      (2) Registered Mutual Funds with
                                    $977,618,355 total assets under management

                                    (1) Unregistered Pooled Investment Vehicle with $6,980,800 in total assets under management

NAME OF PORTFOLIO MANAGER           NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO
                                        MANAGER AND TOTAL ASSETS BY CATEGORY
--------------------------------------------------------------------------------
Jan H. Friedli                      (6) Registered Mutual Funds with
                                    $2,826,759,161 in total assets under
                                    management

                                    (2) Unregistered Pooled Investment Vehicles
                                    with $620,005,872 in total assets under
                                    management
-------------------------------------------------------------------------------
Brendan D. Gau(3)                   None
-------------------------------------------------------------------------------
Carolyn L. Gibbs                    (3) Registered Mutual Funds with
                                    $1,218,797,465 in total assets under
                                    management

                                    (1) Unregistered Pooled Investment Vehicle
                                    with $9,705,166 in total assets under
                                    management
-------------------------------------------------------------------------------
Darren S. Hughes(4)                 (2) Registered Mutual Funds with
                                    $977,618,355 total assets under management

                                    (1) Unregistered Pooled Investment Vehicle
                                    with $6,980,800 in total assets under
                                    management
-------------------------------------------------------------------------------
Scot W. Johnson                     (9) Registered Mutual Funds with
                                    $4,727,365,328 in total assets under
                                    management

                                    (2) Unregistered Pooled Investment Vehicles
                                    with $620,005,872 in total assets under
                                    management
-------------------------------------------------------------------------------

(2) Mr. Ehret began serving as portfolio manager on May 1, 2006. Ownership information has been provided as of March 31, 2006.

(3) Mr. Gau began serving as portfolio manager on May 1, 2006. Ownership information has been provided as of March 31, 2006.

(4) Mr. Hughes began serving as portfolio manager on May 1, 2006. Ownership information has been provided as of March 31, 2006."


The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS -- OTHER MANAGED ACCOUNTS -- AIM SHORT TERM BOND FUND" on page H-6 of the Statement of Additional Information:

"NAME OF PORTFOLIO MANAGER  NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER
                                        AND TOTAL ASSETS BY CATEGORY
--------------------------------------------------------------------------------
                            AIM SHORT TERM BOND FUND
--------------------------------------------------------------------------------
Jan H. Friedli              6 Registered Mutual Funds with $3,245,901,932 in
                            total assets under management

                            2 Unregistered Pooled Investment Vehicles with
                            $620,005,872 in total assets under management
-------------------------------------------------------------------------------
Brendan D. Gau(3)           None
-------------------------------------------------------------------------------
Scot W. Johnson             9 Registered Mutual Funds with $5,213,798,687 in
                            total assets under management

                            2 Unregistered Pooled Investment Vehicles with
                            $620,005,872 in total assets under management
-------------------------------------------------------------------------------


(3) Mr. Gau began serving as portfolio manager on May 1, 2006. Ownership information has been provided as of March 31, 2006."

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS -- OTHER MANAGED ACCOUNTS -- AIM TOTAL RETURN BOND FUND" on page H-7 of the Statement of Additional Information.

"NAME OF PORTFOLIO MANAGER          NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO
                                       MANAGER AND TOTAL ASSETS BY CATEGORY
--------------------------------------------------------------------------------
                           AIM TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------
Jan H. Friedli                      (6) Registered Mutual Funds with
                                    $3,313,192,521 in total assets under
                                    management

                                    (2) Unregistered Pooled Investment Vehicles
                                    with $620,005,872 in total assets under
                                    management
-------------------------------------------------------------------------------
Brendan D. Gau(3)                   None
-------------------------------------------------------------------------------
Scot W. Johnson                     (9) Registered Mutual Funds with
                                    $5,213,798,687 in total assets under
                                    management

                                    (2) Unregistered Pooled Investment Vehicles
                                    with $620,005,872 in total assets under
                                    management
-------------------------------------------------------------------------------


(3) Mr. Gau began serving as portfolio manager on May 1, 2006. Ownership information has been provided as of March 31, 2006."

                         INSTITUTIONAL CLASS SHARES OF:

                           AIM GLOBAL REAL ESTATE FUND
                               AIM HIGH YIELD FUND
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

             (SERIES PORTFOLIOS OF AIM INVESTMENT SECURITIES FUNDS)

                          Supplement dated May 1, 2006
       to the Statement of Additional Information dated October 25, 2005 as supplemented March 31, 2006


The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS -- INVESTMENTS IN EACH FUND -- AIM INCOME FUND" on page H-1 of the Statement of Additional Information:

"NAME OF PORTFOLIO MANAGER           DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
--------------------------------------------------------------------------------
                                 AIM INCOME FUND
--------------------------------------------------------------------------------
Peter Ehret(2)                                           None
--------------------------------------------------------------------------------
Jan H. Friedli                                     $10,001 - $50,000
--------------------------------------------------------------------------------
Brendan D. Gau(3)                                  $10,001 - $50,000
--------------------------------------------------------------------------------
Carolyn L. Gibbs                                         None
--------------------------------------------------------------------------------
Darren S. Hughes(4)                                      None
--------------------------------------------------------------------------------
Scot W. Johnson                                          None

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Ehret began serving as portfolio manager on May 1, 2006. Ownership information has been provided as of March 31, 2006.

(3) Mr. Gau began serving as portfolio manager on May 1, 2006. Ownership information has been provided as of March 31, 2006.

(4) Mr. Hughes began serving as portfolio manager on May 1, 2006. Ownership information has been provided as of March 31, 2006."

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS -- INVESTMENTS IN EACH FUND -- AIM SHORT TERM BOND FUND" on page H-1 of the Statement of Additional Information:

"NAME OF PORTFOLIO MANAGER           DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
--------------------------------------------------------------------------------
                            AIM SHORT TERM BOND FUND
--------------------------------------------------------------------------------
Jan H. Friedli                                    $10,001 - $50,000
--------------------------------------------------------------------------------
Brendan D. Gau(3)                                 $10,001 - $50,000
--------------------------------------------------------------------------------
Scot W. Johnson                                         None

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(3) Mr. Gau began serving as portfolio manager on May 1, 2006. Ownership information has been provided as of March 31, 2006."


The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS -- INVESTMENTS IN EACH FUND -- AIM TOTAL RETURN BOND FUND" on page H-2 of the Statement of Additional Information:

"NAME OF PORTFOLIO MANAGER           DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
--------------------------------------------------------------------------------
                           AIM TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------
Jan H. Friedli                                      $10,001 - $50,000
--------------------------------------------------------------------------------
Brendan D. Gau(3)                                   $10,001 - $50,000
--------------------------------------------------------------------------------
Scot W. Johnson                                     $10,001 - $50,000

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(3) Mr. Gau began serving as portfolio manager on May 1, 2006. Ownership information has been provided as of March 31, 2006."

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS -- OTHER MANAGED ACCOUNTS -- AIM INCOME FUND" on page H-5 of the Statement of Additional Information:

"NAME OF PORTFOLIO MANAGER          NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO
                                      MANAGER AND  TOTAL ASSETS BY CATEGORY
--------------------------------------------------------------------------------
                                AIM INCOME FUND
--------------------------------------------------------------------------------
Peter Ehret(2)                      (2) Registered Mutual Funds with
                                    $977,618,355 in total assets under
                                    management

                                    (1) Unregistered Pooled Investment Vehicle
                                    with $6,980,800 in total assets under
                                    management
-------------------------------------------------------------------------------
Jan H. Friedli                      (6) Registered Mutual Funds with
                                    $2,826,759,161 in total assets under
                                    management

                                    (2) Unregistered Pooled Investment Vehicles
                                    with $620,005,872 in total assets under
                                    management
-------------------------------------------------------------------------------
Brendan D. Gau(3)                   None
-------------------------------------------------------------------------------
Carolyn L. Gibbs                    (3) Registered Mutual Funds with
                                    $1,218,797,465 in total assets under
                                    management

                                    (1) Unregistered Pooled Investment Vehicle
                                    with $9,705,166 in total assets under
                                    management
-------------------------------------------------------------------------------
Darren S. Hughes(4)                 (2) Registered Mutual Funds with
                                    $977,618,355 in total assets under
                                    management

                                    (1) Unregistered Pooled Investment Vehicle
                                    with $6,980,800 in total assets under
                                    management
-------------------------------------------------------------------------------
Scot W. Johnson                     (9) Registered Mutual Funds with
                                    $4,727,365,328 in total assets under
                                    management

                                    (2) Unregistered Pooled Investment Vehicles
                                    with $620,005,872 in total assets under
                                    management
-------------------------------------------------------------------------------

(2) Mr. Ehret began serving as portfolio manager on May 1, 2006. Ownership information has been provided as of March 31, 2006.

(3) Mr. Gau began serving as portfolio manager on May 1, 2006. Ownership information has been provided as of March 31, 2006.

(4) Mr. Hughes began serving as portfolio manager on May 1, 2006. Ownership information has been provided as of March 31, 2006."

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS -- OTHER MANAGED ACCOUNTS -- AIM SHORT TERM BOND FUND" on page H-6 of the Statement of Additional Information:

"NAME OF PORTFOLIO MANAGER          NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO
                                        MANAGER AND TOTAL ASSETS BY CATEGORY
--------------------------------------------------------------------------------
                            AIM SHORT TERM BOND FUND
--------------------------------------------------------------------------------
Jan H. Friedli                      (6) Registered Mutual Funds with
                                    $3,245,901,932 in total assets under
                                    management

                                    (2) Unregistered Pooled Investment Vehicles
                                    with $620,005,872 in total assets under
                                    management
-------------------------------------------------------------------------------
Brendan D. Gau(3)                   None
-------------------------------------------------------------------------------
Scot W. Johnson                     (9) Registered Mutual Funds with
                                    $5,213,798,687 in total assets under
                                    management

                                    (2) Unregistered Pooled Investment Vehicles
                                    with $620,005,872 in total assets under
                                    management
-------------------------------------------------------------------------------

(3) Mr. Gau began serving as portfolio manager on May 1, 2006. Ownership information has been provided as of March 31, 2006."

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS -- OTHER MANAGED ACCOUNTS -- AIM TOTAL RETURN BOND FUND" on page H-7 of the Statement of Additional Information:

"NAME OF PORTFOLIO MANAGER          NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO
                                        MANAGER AND TOTAL ASSETS BY CATEGORY
--------------------------------------------------------------------------------
                           AIM TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------
Jan H. Friedli                      (6) Registered Mutual Funds with
                                    $3,313,192,521 in total assets under
                                    management

                                    (2) Unregistered Pooled Investment Vehicles
                                    with $620,005,872 in total assets under
                                    management
-------------------------------------------------------------------------------
Brendan D. Gau(3)                     None
-------------------------------------------------------------------------------
Scot W. Johnson                     (9) Registered Mutual Funds with
                                    $5,213,798,687 in total assets under
                                    management

                                    (2) Unregistered Pooled Investment Vehicles
                                    with $620,005,872 in total assets under
                                    management
-------------------------------------------------------------------------------

(3) Mr. Gau began serving as portfolio manager on May 1, 2006. Ownership information has been provided as of March 31, 2006."